Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Accrued vendor payments	$ 6,073	$ 6,386	$ 4,510
Accrued ERC payments	9,044	9,044	8,909
Accrued underwriter fees	0	1,500	0
Accrued directors and officers insurance	0	2,518	0
Accrued employee-related expenses	8,192	7,751	6,473
Accrued engine expenses	100	4	1,139
Accrued tax expenses	518	746	526
Accrued interest	440	569	92
Other	78	187	128
Total other current liabilities	$ 24,445	$ 28,705	$ 21,777